IDENTIFIABLE INTANGIBLE ASSET (Tables)	0 Months Ended
Dec. 31, 2013
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 8 - IDENTIFIABLE INTANGIBLE ASSETS:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2013	2012	2013	2012	2013	2012

	(U.S. $ in millions)
Product rights	$10,037	$9,983	$4,601	$3,429	$5,436	$6,554
Trade names	270	258	55	55	215	203
Research and development in process	825	988	0	0	825	988

Total	$11,132	$11,229	$4,656	$3,484	$6,476	$7,745